SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	8,000,000
Number of RSUs outstanding, Ending of the period	19,800,000	8,000,000
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	1,112,967	1,198,875
Number of RSUs, Vested	(63,658)	(1,508,255)
Number of RSUs,Issued		1,685,316
Number of RSUs, Forfeited	(36,203)	(262,969)
Number of RSUs outstanding, Ending of the period	1,013,106	1,112,967